ADVANCE TO SUPPLIERS	6 Months Ended
Jun. 30, 2025
Advance To Suppliers
ADVANCE TO SUPPLIERS

Note 5     ADVANCE TO SUPPLIERS

Balances of advances to suppliers were $1,732 and $8,404 as of June 30, 2025 and December 31,2024, respectively, which represented prepayments to suppliers for raw materials.